Deposits for investment (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 11, 2024	Feb. 07, 2024 USD ($)	Feb. 07, 2024 CNY (¥)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 CNY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 26, 2023
Deposits for Investment [Line Items]
Percentage of equity interest			100.00%									51.00%
Refund of deposit						$ 5.6			¥ 40.0
Prepayment amount | $	$ 9.0
Prepayment amount | ¥		¥ 64.5
Yingfu [Member]
Deposits for Investment [Line Items]
Percentage of equity interest	100.00%	100.00%
Refund of deposit				$ 6.7	¥ 48.5		¥ 40.0	$ 5.6		$ 13.9	¥ 100.0